Fair Value Measurements Fair Value, Reconciliation of Level 3 - Liabilities (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2015	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent Consideration, Beginning Value		$ 1,983	$ 10,781		$ 1,983	$ 606
Contingent Consideration, Issuances		9,605	0		9,605	4,388
Contingent Consideration, Settlements		(716)	0			(424)
Contingent Consideration, Reclass		(331)	(285)			(143)
(Gain) loss, net from changes in fair value of contingent consideration		$ 240 [1]	4,092	[1]	240	(2,444)	[1]
Contingent Consideration, Ending Value			14,588		10,781	1,983
Contingent Consideration, Unrealized Gain Loss	[2]		3,966		(148)	(2,405)
Convertible debt securities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized Gain (Loss) on Securities	[3]		$ 904		$ 569	$ (1,340)

[1]	Changes in the fair value of contingent consideration liabilities are classified within "Acquisition-related expense (benefit), net" on the consolidated statements of operations.
[2]	Represents the unrealized losses or gains recorded in earnings and/or other comprehensive income (loss) during the period for assets and liabilities classified as Level 3 that are still held (or outstanding) at the end of the period.
[3]	Represents accretion of interest income and changes in the fair value of an embedded derivative